Earnings Per Share - Summary of Components Comprising Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 6,100	$ 5,351	$ 5,154	$ 4,172	$ 4,163	$ 4,481	$ 4,247	$ 2,978	$ 23,863	$ 20,777	$ 15,869
Denominator - Weighted average number of common shares outstanding													7,624,108	7,547,087	7,472,373
Basic earnings per common share (in dollars per share)	$ 0.78	$ 0.80	$ 0.81	$ 0.74	$ 0.81	$ 0.71	$ 0.68	$ 0.55	$ 0.56	$ 0.60	$ 0.57	$ 0.40	$ 3.13	$ 2.75	$ 2.12
Diluted EPS Computation:
Numerator - Earnings available to common stockholders													$ 23,863	$ 20,777	$ 15,869
Denominator - Weighted average number of common shares outstanding													7,624,108	7,547,087	7,472,373
Dilutive effect of stock options (in shares)													3,527	4,393	4,798
Weighted average number of shares outstanding-diluted													7,627,635	7,551,480	7,477,171
Diluted earnings per common share (in dollars per share)	$ 0.78	$ 0.80	$ 0.81	$ 0.74	$ 0.81	$ 0.71	$ 0.68	$ 0.55	$ 0.55	$ 0.60	$ 0.57	$ 0.40	$ 3.13	$ 2.75	$ 2.12